Revenue, Summary of Significant Components of Changes in Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Revenue recognized that was included in the opening deferred revenue balance	$ 31,406	$ 27,733
Remaining deferred revenue acquired in business acquisition	$ 21,337	$ 256